Quarterly Report
November 30, 2023
MFS®  New Discovery Fund
NDF-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 4.1%
AeroVironment, Inc. (a)	133,588	$18,383,045
CACI International, Inc., “A” (a)	115,122	36,948,406
KBR, Inc.	724,398	37,429,644
		$92,761,095
Apparel Manufacturers – 2.6%
Deckers Outdoor Corp. (a)	33,679	$22,361,846
On Holding AG (a)	409,296	11,873,677
Skechers USA, Inc., “A” (a)	392,664	23,131,836
		$57,367,359
Automotive – 1.1%
Visteon Corp. (a)	206,071	$24,454,446
Biotechnology – 1.5%
Adaptive Biotechnologies Corp. (a)	1,431,544	$6,270,163
AlloVir, Inc. (a)(l)	533,582	1,003,134
BioAtla, Inc. (a)	339,507	600,927
Immunocore Holdings PLC, ADR (a)	205,435	10,832,587
Lyell Immunopharma, Inc. (a)(l)	676,627	1,170,565
MaxCyte, Inc. (a)	1,271,360	6,038,960
Oxford Nanopore Technologies PLC (a)	2,232,941	5,457,535
Prelude Therapeutics, Inc. (a)	327,699	1,084,684
Sana Biotechnology, Inc. (a)(l)	522,248	2,120,327
		$34,578,882
Brokerage & Asset Managers – 2.7%
GCM Grosvenor, Inc., “A”	2,116,336	$17,078,831
Hamilton Lane, Inc., “A”	220,944	21,619,370
WisdomTree Investments, Inc.	3,260,558	21,226,233
		$59,924,434
Business Services – 6.4%
ExlService Holdings, Inc. (a)	1,300,081	$36,883,298
Keywords Studios PLC	1,120,426	19,350,101
Remitly Global, Inc. (a)	1,134,631	24,439,952
Thoughtworks Holding, Inc. (a)	3,526,607	13,753,767
TriNet Group, Inc. (a)	144,148	16,711,077
WNS (Holdings) Ltd., ADR (a)	537,302	31,958,723
		$143,096,918
Chemicals – 0.7%
Element Solutions, Inc.	752,417	$15,770,660
Computer Software – 8.7%
Alkami Technology, Inc. (a)	1,232,455	$28,063,000
AvidXchange Holdings, Inc. (a)	1,174,048	12,527,092
Definitive Healthcare Corp. (a)	1,888,349	15,578,879
DoubleVerify Holdings, Inc. (a)	1,212,990	40,271,268
Kinaxis, Inc. (a)	200,837	22,348,935
Pagerduty, Inc. (a)	1,304,445	28,436,901
Paylocity Holding Corp. (a)	60,247	9,438,898
Procore Technologies, Inc. (a)	428,007	25,290,934
Sabre Corp. (a)	3,483,404	12,296,416
		$194,252,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.7%
Five9, Inc. (a)	526,803	$40,152,925
Guidewire Software, Inc. (a)	148,582	14,849,285
Q2 Holdings, Inc. (a)	753,273	26,756,257
Rapid7, Inc. (a)	433,971	23,499,529
		$105,257,996
Construction – 3.0%
AZEK Co., Inc. (a)	610,376	$21,051,868
Summit Materials, Inc., “A” (a)	1,301,711	45,156,355
		$66,208,223
Consumer Products – 1.1%
e.l.f. Beauty, Inc. (a)	146,843	$17,340,690
ODDITY Tech Ltd. (a)	200,053	6,817,806
		$24,158,496
Consumer Services – 2.0%
Boyd Group Services, Inc.	126,953	$24,207,096
European Wax Center, Inc., “A” (a)	1,451,148	20,722,394
		$44,929,490
Electrical Equipment – 4.5%
Littlefuse, Inc.	92,647	$21,568,222
nVent Electric PLC	754,249	40,163,759
Sensata Technologies Holding PLC	1,225,748	39,849,067
		$101,581,048
Electronics – 5.5%
Advanced Energy Industries, Inc.	334,664	$31,809,813
Allegro MicroSystems, Inc. (a)	800,678	21,794,455
Formfactor, Inc. (a)	637,198	23,945,901
Nova Ltd. (a)	113,357	14,578,844
Onto Innovation, Inc. (a)	226,640	31,958,506
		$124,087,519
Energy - Independent – 2.5%
Matador Resources Co.	500,465	$28,966,914
Permian Resources Corp.	1,963,991	25,806,842
		$54,773,756
Energy - Renewables – 0.4%
Nextracker, Inc. “A” (a)	199,787	$8,119,344
Engineering - Construction – 4.6%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	435,734	$16,466,388
Jacobs Solutions, Inc.	328,160	41,735,389
TopBuild Corp. (a)	148,718	43,987,810
		$102,189,587
Entertainment – 0.8%
Vivid Seats, Inc., “A” (a)	2,144,528	$17,735,247
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	2,219,739	$22,796,720
Oatly Group AB, ADR (a)(l)	4,713,107	4,288,927
		$27,085,647

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.4%
Genius Sports Ltd. (a)	3,522,320	$19,548,876
Penn Entertainment, Inc. (a)	507,883	12,473,606
		$32,022,482
General Merchandise – 2.1%
Five Below, Inc. (a)	144,081	$27,153,505
Ollie's Bargain Outlet Holdings, Inc. (a)	270,320	19,806,347
		$46,959,852
Leisure & Toys – 1.7%
Brunswick Corp.	269,420	$21,249,156
Corsair Gaming, Inc. (a)	918,956	11,863,722
Funko, Inc., “A” (a)	813,640	5,272,387
		$38,385,265
Machinery & Tools – 3.8%
Crane Co.	398,263	$42,088,434
RB Global, Inc.	668,229	42,552,823
		$84,641,257
Medical & Health Technology & Services – 1.9%
Certara, Inc. (a)	1,701,770	$24,522,506
HealthEquity, Inc. (a)	279,527	18,733,899
		$43,256,405
Medical Equipment – 9.7%
Bio-Techne Corp.	280,462	$17,641,060
Bruker BioSciences Corp.	368,160	23,963,534
CryoPort, Inc. (a)	1,127,283	15,804,508
Envista Holdings Corp. (a)	823,494	18,685,079
Gerresheimer AG	278,745	26,351,513
Inari Medical, Inc. (a)	213,538	12,746,083
Maravai Lifesciences Holdings, Inc., “A” (a)	701,825	3,579,307
Masimo Corp. (a)	233,974	21,937,402
Natera, Inc. (a)	157,401	8,806,586
OptiNose, Inc. (a)	1,816,449	2,270,561
Outset Medical, Inc. (a)	465,250	2,437,910
PROCEPT BioRobotics Corp. (a)	406,181	15,057,130
QIAGEN N.V. (a)	594,635	24,475,177
Shockwave Medical, Inc. (a)	138,145	24,113,210
		$217,869,060
Oil Services – 2.8%
Cactus, Inc., “A”	361,431	$15,357,203
ChampionX Corp.	507,718	14,886,292
TechnipFMC PLC (a)	1,598,235	33,115,429
		$63,358,924
Pharmaceuticals – 3.7%
Amicus Therapeutics, Inc. (a)	1,507,617	$16,613,939
Annexon, Inc. (a)	495,468	1,233,715
Ascendis Pharma, ADR (a)	68,562	6,885,682
Collegium Pharmaceutical, Inc. (a)	432,733	11,090,947
Harmony Biosciences Holdings (a)	333,527	9,692,295
Kymera Therapeutics, Inc. (a)	278,525	5,782,179
Legend Biotech Corp., ADR (a)	171,060	10,403,869
Neurocrine Biosciences, Inc. (a)	108,893	12,695,835
SpringWorks Therapeutics, Inc. (a)	268,019	8,145,097
		$82,543,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 2.0%
GFL Environmental, Inc.	1,577,605	$45,277,263
Real Estate – 1.6%
STAG Industrial, Inc., REIT	975,474	$34,970,743
Restaurants – 1.6%
U.S. Foods Holding Corp. (a)	790,847	$34,662,824
Specialty Chemicals – 2.6%
Ashland, Inc.	203,287	$16,246,697
Axalta Coating Systems Ltd. (a)	715,858	22,528,051
Chemours Co.	700,615	19,217,870
		$57,992,618
Specialty Stores – 1.5%
ACV Auctions, Inc. (a)	1,121,094	$17,522,699
Chewy, Inc., “A” (a)	937,213	16,326,251
		$33,848,950
Trucking – 2.2%
Knight-Swift Transportation Holdings, Inc.	539,538	$29,016,354
XPO Logistics, Inc. (a)	233,301	20,129,210
		$49,145,564
Total Common Stocks		$2,163,267,235
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/22	627,544	$0

Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.46% (v)	74,073,744	$74,081,152
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37% (j)	7,648,746	$7,648,746

Other Assets, Less Liabilities – (0.4)%		(8,637,587)
Net Assets – 100.0%		$2,236,359,546
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $74,081,152 and $2,170,915,981, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,823,880,340	$0	$—	$1,823,880,340
Canada	134,386,117	—	—	134,386,117
United Kingdom	55,189,099	—	—	55,189,099
Germany	50,826,690	—	—	50,826,690
India	31,958,723	—	—	31,958,723
Israel	21,396,650	—	—	21,396,650
Mexico	16,466,388	—	—	16,466,388
Switzerland	11,873,677	—	—	11,873,677
China	10,403,869	—	—	10,403,869
Other Countries	6,885,682	—	—	6,885,682
Mutual Funds	81,729,898	—	—	81,729,898
Total	$2,244,997,133	$0	$—	$2,244,997,133
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2023, the value of securities loaned was $6,116,320. These loans were collateralized by cash of $7,648,746 and U.S. Treasury Obligations (held by the lending agent) of $98,021.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A” *	$16,168,807	$—	$—	$—	$910,024	$—
MFS Institutional Money Market Portfolio	109,470,627	94,376,330	129,769,399	7,022	(3,428)	$74,081,152
	$125,639,434	$94,376,330	$129,769,399	$7,022	$906,596	$74,081,152
Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A” *	$—	$—
MFS Institutional Money Market Portfolio	$1,347,732	—
	$1,347,732	$—
* Held at period end. No longer considered an affiliated issuer.